Accounts Receivable, Net - Schedule of Movement of Allowance for Credit Losses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Allowance for Credit Losses
Balance at the beginning of the year	¥ 240,326	$ 34,844	¥ 360,299	¥ 144,574
Provisions/(Reversal)	(41,943)	(6,081)	(62,267)	202,108
Write-offs	(68,235)	(9,893)	(57,706)	(58,749)
Balance at the end of the year	¥ 130,148	$ 18,870	240,326	360,299
Cumulative Effect Period of Adoption | ASU 2016-13
Allowance for Credit Losses
Balance at the beginning of the year			¥ 72,366
Balance at the end of the year				¥ 72,366